Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities in business combination [text block] [Abstract]
Schedule of represents the purchase price allocation at the dates of the acquisition
March 25, 2021
Cash and cash equivalents	$24,276
Other current assets	32,250
Current liabilities	(58,297)
Goodwill	329,534
Total purchase price	$327,763

Schedule of represents their assets and liabilities
December 31, 2021
Cash and cash equivalents	$28,148
Other current assets	11,973
Current liabilities	(68,882)
Loss for the year	16,041
Additional paid in capital	$12,720